Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - Undrawn credit lines [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	$ 51	$ 93
Net change on exposures	(23)	(41)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	7	(2)
Changes to models and assumptions	204	1
Foreign exchange adjustments	(4)
Exposure as at ending of period	235	51
Outstanding Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	7,870,260	7,769,325
Net change on exposures	(106,609)	329,925
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(113,269)	(228,990)
Exposure as at ending of period	7,650,382	7,870,260
ECL Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	20,816	20,386
Net change on exposures	(3,483)	1,598
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	7,576	(580)
Changes to models and assumptions	54,148	(346)
Foreign exchange adjustments	(313)	(242)
Exposure as at ending of period	78,744	20,816
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	20	83
Net change on exposures	7	(61)
Transfer to Stage 1	2
Transfer to Stage 2	(10)	(3)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	1
Changes to models and assumptions	111	1
Foreign exchange adjustments	(2)
Exposure as at ending of period	129	20
Stage 1 - Individual [Member] | Outstanding Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	1,135,118	1,279,611
Net change on exposures	(28,109)	(182,381)
Transfer to Stage 1	80,990	162,455
Transfer to Stage 2	(129,707)	(118,673)
Transfer to Stage 3	(183)	(57)
Foreign exchange adjustments	(2,990)	(5,837)
Exposure as at ending of period	1,055,119	1,135,118
Stage 1 - Individual [Member] | ECL Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	234	1,634
Net change on exposures	181	(1,229)
Transfer to Stage 1	19	88
Transfer to Stage 2	(93)	(113)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(1)	(35)
Changes to models and assumptions	899	(112)
Foreign exchange adjustments	(3)	1
Exposure as at ending of period	1,236	234
Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	1	10
Net change on exposures	3	(8)
Transfer to Stage 1
Transfer to Stage 2	(4)	(1)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period		1
Stage 1 - Group [Member] | Outstanding Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	6,434,148	5,512,504
Net change on exposures	20,484	668,090
Transfer to Stage 1	516,008	1,058,685
Transfer to Stage 2	(597,956)	(593,536)
Transfer to Stage 3	(18,407)	(1,970)
Foreign exchange adjustments	(109,946)	(209,625)
Exposure as at ending of period	6,244,331	6,434,148
Stage 1 - Group [Member] | ECL Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	13,135	9,123
Net change on exposures	(1,726)	4,832
Transfer to Stage 1	7,348	6,162
Transfer to Stage 2	(5,942)	(6,056)
Transfer to Stage 3	(317)	(149)
Impact on year-end ECL of exposures transferred between stages during the year	(293)	(389)
Changes to models and assumptions	53,001	(269)
Foreign exchange adjustments	(128)	(119)
Exposure as at ending of period	65,078	13,135
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	11
Net change on exposures	(13)	10
Transfer to Stage 1	(2)
Transfer to Stage 2	10	3
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	10	(2)
Changes to models and assumptions	92
Foreign exchange adjustments	(2)
Exposure as at ending of period	106	11
Stage 2 - Individual [Member] | Outstanding Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	83,458	178,586
Net change on exposures	11,628	(50,111)
Transfer to Stage 1	(80,990)	(162,453)
Transfer to Stage 2	129,751	118,848
Transfer to Stage 3	(949)	(365)
Foreign exchange adjustments	(570)	(1,047)
Exposure as at ending of period	142,328	83,458
Stage 2 - Individual [Member] | ECL Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	185	137
Net change on exposures	502	25
Transfer to Stage 1	(19)	(87)
Transfer to Stage 2	101	191
Transfer to Stage 3	(67)	(12)
Impact on year-end ECL of exposures transferred between stages during the year	77	(129)
Changes to models and assumptions	267	63
Foreign exchange adjustments	(8)	(3)
Exposure as at ending of period	1,038	185
Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	19
Net change on exposures	(19)	18
Transfer to Stage 1
Transfer to Stage 2	4	1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(4)
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period		19
Stage 2 - Group [Member] | Outstanding Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	207,646	786,663
Net change on exposures	(102,141)	(96,818)
Transfer to Stage 1	(515,854)	(1,058,572)
Transfer to Stage 2	606,469	598,413
Transfer to Stage 3	(14,838)	(9,938)
Foreign exchange adjustments	1,530	(12,102)
Exposure as at ending of period	182,812	207,646
Stage 2 - Group [Member] | ECL Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	2,644	4,194
Net change on exposures	(1,262)	(1,245)
Transfer to Stage 1	(7,301)	(6,141)
Transfer to Stage 2	9,664	7,838
Transfer to Stage 3	(766)	(792)
Impact on year-end ECL of exposures transferred between stages during the year	(1,035)	(1,116)
Changes to models and assumptions	1,294	(28)
Foreign exchange adjustments	30	(66)
Exposure as at ending of period	3,268	2,644
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures	(1)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions	1
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Individual [Member] | Outstanding Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	359	328
Net change on exposures	(568)	(204)
Transfer to Stage 1		(2)
Transfer to Stage 2	(44)	(175)
Transfer to Stage 3	1,132	422
Foreign exchange adjustments	(22)	(10)
Exposure as at ending of period	857	359
Stage 3 - Individual [Member] | ECL Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	78
Net change on exposures	(174)	63
Transfer to Stage 1		(1)
Transfer to Stage 2	(8)	(78)
Transfer to Stage 3	67	12
Impact on year-end ECL of exposures transferred between stages during the year	349	83
Changes to models and assumptions	116
Foreign exchange adjustments	(8)	(1)
Exposure as at ending of period	420	78
Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Group [Member] | Outstanding Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	9,531	11,633
Net change on exposures	(7,903)	(8,651)
Transfer to Stage 1	(154)	(113)
Transfer to Stage 2	(8,513)	(4,877)
Transfer to Stage 3	33,245	11,908
Foreign exchange adjustments	(1,271)	(369)
Exposure as at ending of period	24,935	9,531
Stage 3 - Group [Member] | ECL Exposures Undrawn Credit Lines [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	4,540	5,298
Net change on exposures	(1,004)	(848)
Transfer to Stage 1	(47)	(21)
Transfer to Stage 2	(3,722)	(1,782)
Transfer to Stage 3	1,083	941
Impact on year-end ECL of exposures transferred between stages during the year	8,479	1,006
Changes to models and assumptions	(1,429)
Foreign exchange adjustments	(196)	(54)
Exposure as at ending of period	$ 7,704	$ 4,540